Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Schedule of Loss before Income Taxes	The components of loss before income taxes are as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Chinese Mainland	(627,881,824)	(506,323,501)	(371,992,927)
Hong Kong S.A.R and overseas entities	(244,947,368)	(238,424,750)	(10,936,239)
Total	(872,829,192)	(744,748,251)	(382,929,166)

Schedule of Income Tax Expense	The components of income tax expense for the years ended December 31, 2023, 2022 and 2021 are as follows:
	Year ended December 31,
	2023	2022	2021

Current income tax expense
- Chinese Mainland	97,241	-	-
- Others	-	-	-
Total current tax provision	97,241	-	-

Deferred income tax expense
- The PRC, excluding Hong Kong	-	-	-
- Others	-	-	-
Total deferred tax expense	-	-	-

Total income tax expense	97,241	-	-

Schedule of Income Tax Rate	Reconciliation of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2023, 2022 and 2021 are as follows:
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
PRC statutory tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax rate differential for non-PRC entities	7.1%	7.9%	0.7%
Effect of non-deductible expenses	0.6%	0.1%	0.3%
Change in valuation allowance	17.3%	17.0%	24.0%

Actual income tax rate	-	-	-

Schedule of Deferred Income Tax Assets	Deferred income tax assets
	December 31, 2023	December 31, 2022
Operating losses carryforwards	362,722,196	238,086,013
Contract liabilities	53,518	4,060,385
Impairment losses	28,851,871	1,969,902
Advertising expenses	4,794,938	-
Operating lease liabilities	227,141,621	250,179,307
Other current liabilities	39,749,439	27,925,076
Software	2,776,777	428,758

Total gross deferred tax assets	666,090,360	522,649,441
Less: valuation allowances	(426,347,838)	(275,431,351)

Deferred tax assets, net of valuation allowance	239,742,522	247,218,090

Right-of-use assets	(212,269,774)	(236,718,196)
Other capitalized expense	(27,472,748)	(10,499,894)
Deferred tax liability	(239,742,522)	(247,218,090)

Deferred tax assets	239,742,522	247,218,090
Deferred tax liabilities	(239,742,522)	(247,218,090)
Net deferred tax assets	-	-

Schedule of Changes in Valuation Allowance	Changes in valuation allowance are as follows:
	December 31, 2023	December 31, 2022
Balance at the beginning of the year	275,431,351	149,094,206
Increases in the year	152,562,669	126,337,145
Decreases in the year	(1,646,182)	-

Balance at the end of the year	426,347,838	275,431,351